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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Core Bond Fund, Evergreen Strategic Core Bond Portfolio and Evergreen Select High Yield Bond Fund, for the year ended April 30, 2004. These 3 series have a 4/30 fiscal year end.

Date of reporting period: April 30, 2004

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

Evergreen Core Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Core Bond Fund, which covers the twelve-month period ended April 30, 2004.

Investors in the fixed income markets experienced alternating periods of risk and reward over the past twelve months. Geopolitical uncertainties, improving economic growth, changes in tax legislation, and an accommodative stance from the Federal Reserve managed to both excite and confuse bond market participants at varying points, and in varying sectors, since the beginning of the investment period in May 2003.

The period began with the financial markets focused on the war in Iraq. The associated uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These

LETTER TO SHAREHOLDERS continued

worries were compounded by optimistic GDP (Gross Domestic Product) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. Thus, the "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The bond market began to stabilize as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. After careful consideration, though, many investors became convinced that capital preservation would remain a primary, if not dominant, theme for the future demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

As economic growth strengthened, investors in corporate bonds benefited from the combination of stronger balance sheets, improving credit quality, declining default rates, and the outlook for growth in GDP and corporate profits. In addition, the many steps taken to improve corporate credibility rallied many investors to the credit markets, where many risk appropriate investors successfully searched for improved returns in the high yield market.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from maintaining policy accommodation for a "considerable period" to one of being "measured" in its approach to remove this monetary stimulus. In addition,

LETTER TO SHAREHOLDERS continued

central bankers tried to be even more clear in a variety of speeches and public testimonies, as the Fed continued to display an unusually strong effort in clarifying its upcoming changes in monetary policy. Most recently, though, these attempts at clarity caused volatility throughout the fixed income markets, as investors feared a repeat of the experiences in 1994. Given the current level of interest rates, inflation, the dollar, and global economic growth, we believe these concerns are overblown. However, the price of oil remains a wild card, as sustained high oil prices will eventually embed a higher level of manufacturing and service cost in the economy.

We encourage investors to maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

Average annual return*

1 year with sales charge	-3.17%	-3.88%	0.00%	N/A	N/A	N/A

1 year w/o sales charge	1.68%	0.97%	0.97%	1.98%	1.73%	1.67%

5 year	5.54%	5.79%	6.10%	6.73%	6.45%	6.67%

10 year	6.82%	7.11%	7.11%	7.42%	7.26%	7.39%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for more current performance information for Class R shares. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund's predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/4/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund's predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Core Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 1.68% for the twelve-month period ended April 30, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers Aggregate Bond Index (LBABI), returned 1.82%.

Interest rates reached a cyclical low in June 2003, coinciding with the Federal Reserve Bank's thirteenth reduction in the Federal Funds rate, and leading to the lowest interest rates seen in the last 45 years. Monetary policymakers professed their intention to maintain a stimulative policy until the output gap began to close, inflation increased to a level consistent with output, and employment increased. At the end of the fiscal year, the prospect of less monetary accommodation became a reality with capacity utilization rising, employment increasing, and inflation showing signs of some revitalization.

With interest rates at cyclical lows at the beginning of the period, our portfolios were overweight in duration. However, as we approached the end of the calendar year, higher interest rates were imminent. Thus, we reduced portfolio duration to neutral. Late in the twelve-month period, we reduced duration further in anticipation of an imminent rise in interest rates, which can undermine bond prices. We ended the fiscal period slightly underweight in duration to the LBABI. With the yield of the ten-year Treasury rising almost a full percent in the last month of the fiscal year, shorter portfolio durations were beneficial to portfolio returns.

The best performance over the year came from the corporate sector. We were overweight in corporate bonds for the first half of the fiscal year. Corporate yield spreads narrowed significantly early in the fiscal period, and we took advantage of the decline in yield spreads to take profits off the table, and reduce our overweight to the higher quality portion of the corporate sector. We ended the fiscal year underweight in the corporate sector.

Mortgages were plagued by high volatility and prepayments with interest rates at the lowest levels of the past 45 years. The mortgage market was among the poorest performing sectors during the period. We focused our mortgage exposure on assets with high prepayment, average-life, and cash-flow stability in order to dampen the impact of mortgage refinancing on portfolio returns.

Overall, our sector decisions had a positive impact on portfolio returns during the period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of April 30, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

				Year Ended September 30, 2001[2,3]
	Year Ended April 30,
CLASS A	2004	2003	2002[1]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.40
Income from investment operations
Net investment income	0.35	0.48	0.31	0.17
Net realized and unrealized gains or losses on securities and credit default swap transactions	-0.17	0.57	-0.13	0.43
Total from investment operations	0.18	1.05	0.18	0.60
Distributions to shareholders from
Net investment income	-0.43	-0.48	-0.30	-0.22
Net realized gains	-0.09	-0.11	-0.13	0
Total distributions to shareholders	-0.52	-0.59	-0.43	-0.22
Net asset value, end of period	$10.65	$10.99	$10.53	$10.78
Total return[4]	1.68%	10.20%	1.71%	5.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$455,930	$454,679	$145,264	$98,424
Ratios to average net assets
Expenses[5]	0.74%	0.70%	0.67%[6]	0.68%[6]
Net investment income	3.30%	4.47%	4.93%[6]	4.93%[6]
Portfolio turnover rate	204%	206%	136%	238%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

				Year Ended September 30, 2001[2,3]
	Year Ended April 30,
CLASS B	2004	2003	2002[1]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.40
Income from investment operations
Net investment income	0.28	0.40	0.26	0.12
Net realized and unrealized gains or losses on securities and credit default swap transactions	-0.17	0.57	-0.13	0.45
Total from investment operations	0.11	0.97	0.13	0.57
Distributions to shareholders from
Net investment income	-0.36	-0.40	-0.25	-0.19
Net realized gains	-0.09	-0.11	-0.13	0
Total distributions to shareholders	-0.45	-0.51	-0.38	-0.19
Net asset value, end of period	$10.65	$10.99	$10.53	$10.78
Total return[4]	0.97%	9.39%	1.27%	5.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$274,746	$310,416	$126,191	$40,078
Ratios to average net assets
Expenses[5]	1.44%	1.44%	1.41%[6]	1.44%[6]
Net investment income	2.60%	3.70%	4.18%[6]	4.11%[6]
Portfolio turnover rate	204%	206%	136%	238%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

				Year Ended September 30, 2001[2,3]
	Year Ended April 30,
CLASS C	2004	2003	2002[1]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.40
Income from investment operations
Net investment income	0.28	0.40	0.26	0.13
Net realized and unrealized gains or losses on securities and credit default swap transactions	-0.17	0.57	-0.13	0.44
Total from investment operations	0.11	0.97	0.13	0.57
Distributions to shareholders from
Net investment income	-0.36	-0.40	-0.25	-0.19
Net realized gains	-0.09	-0.11	-0.13	0
Total distributions to shareholders	-0.45	-0.51	-0.38	-0.19
Net asset value, end of period	$10.65	$10.99	$10.53	$10.78
Total return[4]	0.97%	9.39%	1.27%	5.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$142,096	$151,286	$64,494	$24,695
Ratios to average net assets
Expenses[5]	1.44%	1.44%	1.41%[6]	1.43%[6]
Net investment income	2.60%	3.70%	4.17%[6]	4.04%[6]
Portfolio turnover rate	204%	206%	136%	238%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,
CLASS I	2004	2003	2002[1]	2001	2000	1999[2,3]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.09	$10.08	$10.39
Income from investment operations
Net investment income	0.40	0.51	0.32	0.62	0.64	0.30
Net realized and unrealized gains or losses on securities and credit default swap transactions	-0.18	0.57	-0.13	0.70	0	-0.30
Total from investment operations	0.22	1.08	0.19	1.32	0.64	0
Distributions to shareholders from
Net investment income	-0.47	-0.51	-0.31	-0.63	-0.63	-0.30
Net realized gains	-0.09	-0.11	-0.13	0	0	-0.01
Total distributions to shareholders	-0.56	-0.62	-0.44	-0.63	-0.63	-0.31
Net asset value, end of period	$10.65	$10.99	$10.53	$10.78	$10.09	$10.08
Total return	1.98%	10.48%	1.85%	13.44%	6.60%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,693,542	$3,544,010	$1,558,013	$1,532,324	$1,283,130	$1,042,781
Ratios to average net assets
Expenses[4]	0.44%	0.44%	0.43%[5]	0.43%	0.42%	0.40%[5]
Net investment income	3.60%	4.72%	5.20%[5]	5.96%	6.45%	5.70%[5]
Portfolio turnover rate	204%	206%	136%	238%	195%	225%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction. The above financial highlights for the periods prior to June 7, 1999 are those of the Tattersall Bond Fund Class I, which have been restated to give effect to this transaction.

[3]   For the six months ended September 30, 1999. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,
CLASS IS	2004[1]	2003	2002[2]	2001	2000	1999[3,4]
Net asset value, beginning of period	$10.99	$10.53	$10.78	$10.09	$10.08	$10.40
Income from investment operations
Net investment income	0.37	0.48	0.31	0.61	0.61	0.28
Net realized and unrealized gains or losses on securities and credit default swap transactions	-0.18	0.57	-0.13	0.68	0	-0.31
Total from investment operations	0.19	1.05	0.18	1.29	0.61	-0.03
Distributions to shareholders from
Net investment income	-0.44	-0.48	-0.30	-0.60	-0.60	-0.28
Net realized gains	-0.09	-0.11	-0.13	0	0	-0.01
Total distributions to shareholders	-0.53	-0.59	-0.43	-0.60	-0.60	-0.29
Net asset value, end of period	$10.65	$10.99	$10.53	$10.78	$10.09	$10.08
Total return	1.73%	10.20%	1.71%	13.16%	6.33%	-0.17%
Ratios and supplemental data
Net assets, end of period (thousands)	$52,290	$53,991	$19,869	$20,456	$22,213	$5,744
Ratios to average net assets
Expenses[5]	0.70%	0.70%	0.68%[6]	0.68%	0.68%	0.61%[6]
Net investment income	3.36%	4.48%	4.95%[6]	5.72%	6.24%	5.49%[6]
Portfolio turnover rate	204%	206%	136%	238%	195%	225%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[3]   Effective at the close of business on June 4, 1999, Evergreen Core Bond Fund acquired the net assets of the Tattersall Bond Fund. Tattersall Bond Fund was the accounting and performance survivor in this transaction. The above financial highlights for the periods prior to June 7, 1999 are those of the Tattersall Bond Fund Class IS, which have been restated to give effect to this transaction.

[4]   For the six months ended September 30, 1999. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 1999.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended
CLASS R	April 30, 2004[1]
Net asset value, beginning of period	$10.83
Income from investment operations
Net investment income	0.20
Net realized and unrealized gains or losses on securities and credit default swap transactions	-0.07
Total from investment operations	0.13
Distributions to shareholders from
Net investment income	-0.22
Net realized gains	-0.09
Total distributions to shareholders	-0.31
Net asset value, end of period	$10.65
Total return	1.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$192
Ratios to average net assets
Expenses[2]	0.96%[3]
Net investment income	2.47%[3]
Portfolio turnover rate	204%

[1]   For the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 4.6%
Ameriquest Mtge. Securities, Inc., Ser. 2003-11, Class AF6, 5.14%, 01/25/2034	$ 8,556,000	$ 8,699,932
Capital One Master Trust, Ser. 1999-1, Class A, 1.23%, 07/16/2007	23,500,000	23,514,462
Chase Credit Card Master Trust:
Ser. 2002-5, Class A, 1.19%, 10/15/2009	34,430,000	34,515,779
Ser. 2003-1, Class A, 1.14%, 04/15/2008	16,445,000	16,466,023
Chase Funding Mtge. Loan, Ser. 2003-6, Class 1A3, 3.34%, 05/25/2026	14,420,000	14,373,497
Citifinancial Mtge. Securities, Inc., Ser. 2003-3, Class AF1, 1.21%, 08/25/2033	13,207,021	13,213,315
Discover Card Master Trust I, Ser. 2003-4, Class A, 1.20%, 05/15/2011	18,000,000	18,043,582
Federal Express Corp. Pass Thru Certs., Ser. 1998-1A, 6.72%, 01/15/2022	8,325,099	9,094,797
MBNA Master Credit Card Trust:
Ser. 2002-4, Class A, 1.20%, 08/17/2009	10,850,000	10,878,534
Ser. 2002-9, Class A, 1.21%, 12/15/2009	19,720,000	19,762,572
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,825,000	7,234,532
Ser. 2002-RZ3, Class A3, 3.71%, 02/25/2029	41,473	41,731
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	17,605,882
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/07/2018	17,680,000	17,701,232
Total Asset-Backed Securities (cost $209,252,948)		211,145,870
COLLATERALIZED MORTGAGE OBLIGATIONS 29.4%
Credit Suisse First Boston Mtge. Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	25,593,000	25,148,112
FHLMC:
Ser. 2073, Class Z, 6.50%, 07/15/2028	29,034,178	30,725,627
Ser. 2198, Class PG, 7.00%, 12/15/2028	882,027	884,006
Ser. 2228, Class PE, 7.50%, 04/15/2030	17,216	17,985
Ser. 2370, Class VC, 6.00%, 10/15/2019	21,070,000	22,101,094
Ser. 2564, Class BQ, 5.50%, 10/15/2017	26,050,000	26,794,822
Ser. 2668, Class AD, 4.00%, 01/15/2015	45,162,426	45,733,744
Ser. 2691, Class MD, 4.50%, 10/15/2028	25,600,000	25,007,037
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,299,117
Ser. 2745, Class JG, 5.00%, 10/15/2032	17,175,000	16,576,687
Ser. 2762, Class LG, 5.00%, 09/15/2032	28,500,000	27,542,118
Ser. 2772, Class GE, 5.00%, 08/15/2029 (h)	11,036,000	10,927,847
Ser. 2772, Class YD, 5.00%, 08/15/2026 (h)	16,533,000	16,708,250
Ser. 2774 Class PD, 5.00%, 08/15/2032 (h)	10,997,000	10,549,422
Ser. 2777, Class PC, 5.00%, 07/15/2027 (h)	11,453,000	11,574,402
Ser. 2780 Class LC, 5.00%, 07/15/2027 (h)	13,135,000	13,274,231
Ser. 2781 Class PC, 5.00%, 06/15/2029 (h)	21,735,000	20,850,385
Ser. 2783, Class PC, 5.00%, 12/15/2028 (h)	16,598,126	16,435,464
Ser. 2783, Class PD, 5.00%, 01/15/2033 (h)	4,980,000	4,777,812
Ser. T-55, Class 1A2, 7.00%, 03/25/2043	23,507,594	24,735,695
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	25,693,858	26,506,925
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 1993-G36, Class ZQ, 6.50%, 12/25/2023	$ 12,544,373	$ 13,200,326
Ser. 1997-24, Class Z, 8.00%, 04/18/2027	15,327	16,521
Ser. 2000-13, Class PB, 7.50%, 04/25/2030	10,455,779	11,160,979
Ser. 2001-44, Class QC, 6.00%, 09/25/2016	80,000	83,604
Ser. 2001-50, Class BA, 7.00%, 10/25/2041 #	31,671,728	33,690,801
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	43,320,000	45,233,388
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	35,000	36,823
Ser. 2001-T7, Class A1, 7.50%, 02/25/2041	19,537,770	21,080,765
Ser. 2002-02, Class MG, 6.00%, 02/25/2017	29,222,000	30,609,142
Ser. 2002-09, Class PB, 6.00%, 11/25/2014	54,353,218	55,032,736
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,862,220
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	35,075,646
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	15,277,436	16,251,372
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	3,736,209	4,023,430
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	50,026	53,215
Ser. 2002-T15, Class A1, 1.30%, 11/26/2032	31,539,249	31,435,431
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	42,539,622	44,613,429
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	29,500,000	29,179,910
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	34,195,091	36,375,028
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	20,000	20,663
Ser. 2003-W4, Class 3A, 7.00%, 10/25/2042	25,068,740	26,666,872
Ser. 2003-W19, Class A5, 5.50%, 11/25/2033	40,000	41,011
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	8,553,898	9,078,538
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	34,513,820	36,636,582
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	47,305,363	50,321,080
Ford Credit Trust:
Ser. 2001-1, Class A, 1.18%, 07/17/2006	25,975,000	26,000,539
Ser. 2001-2, Class A, 1.23%, 07/15/2008	19,400,000	19,463,694
GMAC Comml. Mtge. Securities, Inc.:
Ser. 1999-C1, Class A2, 6.175%, 05/15/2033	6,918,000	7,510,073
Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	16,285,000	18,292,468
Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	10,005,000	9,909,831
GNMA:
Ser. 1999-1, Class Z, 6.50%, 01/20/2029	35,135	36,825
Ser. 2004-30 Class PB, 5.00%, 05/20/2029 (h)	19,220,529	19,420,422
Greenwich Capital Comml. Funding Corp.:
Ser. 2003-C2, Class A3, 4.53%, 01/05/2036	15,610,000	15,411,022
Ser. 2004-G1, Class A7, 5.32%, 07/10/2036 (h)	15,000,000	15,139,500
J.P. Morgan Chase Comml. Mtge. Sec., Ser. 2001-CIB2, Class A2, 6.24%, 04/15/2035	23,065,000	24,938,229
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	11,050,394	12,135,869
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	20,462,712	22,425,618
Ser. 2000-C5, Class A-1, 6.41%, 12/15/2019	8,169,717	8,778,335
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	41,185,000	45,703,662
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	33,755,000	32,228,066
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	10,770,000	10,286,805
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A2, 6.88%, 10/03/2030	$ 31,830,000	$ 34,491,262
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	10,994,000	11,480,602
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	38,175,000	41,597,324
Morgan Stanley Dean Witter Capital I:
Ser. 2002-IQ2, Class A3, 5.52%, 12/15/2035	11,275,000	11,817,682
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	38,079,000	38,243,044
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 (h)	1,931	1,931
Total Collateralized Mortgage Obligations (cost $1,369,281,468)		1,358,263,097
CORPORATE BONDS 22.6%
CONSUMER DISCRETIONARY 2.4%
Auto Components 0.3%
Delphi Automotive Systems Corp., 6.125%, 05/01/2004	14,230,000	14,230,000
Automobiles 0.8%
Ford Motor Co., 6.375%, 02/01/2029	25,730,000	22,426,448
General Motors Corp., 7.20%, 01/15/2011	15,635,000	16,647,585
39,074,033
Media 0.8%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	9,875,000	10,618,765
Time Warner, Inc., 7.625%, 04/15/2031	22,625,000	24,834,875
35,453,640
Multi-line Retail 0.5%
May Department Stores Co., 6.70%, 09/15/2028	7,730,000	7,995,185
Target Corp.:
5.875%, 11/01/2008	3,750,000	4,044,049
6.35%, 11/01/2032	9,600,000	9,928,915
21,968,149
CONSUMER STAPLES 1.0%
Beverages 0.2%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	8,575,000	9,522,932
Food & Staples Retailing 0.8%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,840,090
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	21,170,000	23,926,271
34,766,361
ENERGY 1.0%
Oil & Gas 1.0%
ChevronTexaco Corp., 9.75%, 03/15/2020	5,000,000	7,183,020
Conoco Funding Co., 5.45%, 10/15/2006	16,110,000	17,145,293
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	17,585,000	19,330,012
43,658,325
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 11.8%
Capital Markets 2.8%
Alliance Capital Management LP, 5.625%, 08/15/2006	$ 23,740,000	$ 25,055,790
Bank of New York Co., Inc.:
3.75%, 02/15/2008	18,000,000	18,079,938
4.14%, 08/02/2007	16,625,000	16,951,864
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	11,345,000	11,181,451
7.35%, 10/01/2009	3,115,000	3,552,511
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,172,954
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	12,003,993
5.36%, 02/01/2007	14,900,000	15,854,539
Morgan Stanley Co., Inc.:
3.625%, 04/01/2008	7,850,000	7,809,243
3.875%, 01/15/2009	20,000,000	19,730,280
131,392,563
Commercial Banks 2.0%
First Security Corp., 7.00%, 07/15/2005	14,000,000	14,774,704
Mellon Capital II, Ser. B, 7.995%, 01/15/2027	6,265,000	7,000,730
National City Corp., 6.875%, 05/15/2019	10,025,000	11,301,042
PNC Funding Corp.:
6.125%, 02/15/2009	10,440,000	11,298,669
7.50%, 11/01/2009	11,390,000	13,130,597
SunTrust Banks, Inc., 6.00%, 02/15/2026	19,950,000	21,121,484
Wells Fargo & Co., 6.875%, 04/01/2006	11,975,000	12,950,005
91,577,231
Consumer Finance 3.3%
Ford Motor Credit Co.:
7.00%, 10/01/2013	2,525,000	2,601,243
7.375%, 10/28/2009	13,850,000	14,988,345
General Electric Capital Corp.:
5.00%, 06/15/2007	13,350,000	14,008,596
6.125%, 02/22/2011	7,350,000	7,949,635
GMAC:
6.875%, 09/15/2011	22,935,000	24,107,552
6.875%, 08/28/2012	1,790,000	1,869,308
Household Finance Corp.:
4.125%, 12/15/2008	12,600,000	12,607,711
6.40%, 06/17/2008	5,875,000	6,419,959
6.50%, 11/15/2008	11,880,000	13,060,599
6.75%, 05/15/2011	8,550,000	9,479,718
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
International Lease Finance Corp.:
4.00%, 01/17/2006	$ 6,850,000	$ 7,023,634
5.95%, 06/06/2005	17,035,000	17,753,263
USAA Capital Corp., 5.59%, 12/20/2006 144A	18,000,000	19,391,760
151,261,323
Insurance 0.2%
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	10,000,000	10,564,850
Real Estate 2.1%
AvalonBay Communities, Inc., 6.625%, 01/15/2005 REIT	6,575,000	6,788,109
Duke Realty LP:
3.35%, 01/15/2008 REIT	12,000,000	11,853,192
3.50%, 11/01/2007 REIT	19,800,000	19,763,528
7.05%, 03/01/2006 REIT	3,600,000	3,823,337
Duke Weeks Realty, Ltd., 7.75%, 11/15/2009 REIT	7,510,000	8,692,217
EOP Operating LP:
6.80%, 01/15/2009	9,075,000	10,032,276
7.75%, 11/15/2007	9,000,000	10,195,605
ERP Operating LP, 6.63%, 04/13/2005 REIT	20,520,000	21,397,415
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	2,350,000	2,493,700
95,039,379
Thrifts & Mortgage Finance 1.4%
American General Finance Corp.:
4.50%, 11/15/2007	12,850,000	13,245,986
5.875%, 07/14/2006	19,775,000	21,084,085
5.91%, 06/12/2006	2,000,000	2,131,470
Washington Mutual, Inc.:
5.625%, 01/15/2007	9,250,000	9,804,084
6.875%, 06/15/2011	7,305,000	8,181,410
7.50%, 08/15/2006	10,830,000	11,904,628
66,351,663
INDUSTRIALS 1.2%
Aerospace & Defense 0.4%
General Dynamics Corp., 4.50%, 08/15/2010	20,000,000	20,018,220
Air Freight & Logistics 0.1%
United Parcel Services, Inc., 8.375%, 04/01/2020	2,000,000	2,593,390
Machinery 0.2%
Ingersoll Rand Co., 6.25%, 05/15/2006	9,550,000	10,197,958
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.:
6.75%, 03/15/2029	$ 8,465,000	$ 8,966,983
7.125%, 12/15/2010	6,870,000	7,753,255
8.625%, 11/01/2004	5,130,000	5,270,203
21,990,441
INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.3%
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,801,537
MATERIALS 0.5%
Chemicals 0.0%
Dow Chemical Co.:
5.25%, 05/14/2004	100,000	100,096
8.625%, 04/01/2006	1,164,000	1,289,407
1,389,503
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	12,553,279
Paper & Forest Products 0.2%
International Paper Co., 6.50%, 11/15/2007	25,000	27,252
Weyerhaeuser Co., 7.375%, 03/15/2032	8,865,000	9,741,970
9,769,222
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.7%
BellSouth Corp., 6.375%, 06/01/2028	10,455,000	10,477,395
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	19,706,060
Sprint Capital Corp.:
5.875%, 05/01/2004	10,450,000	10,450,000
6.875%, 11/15/2028	25,250,000	24,861,377
7.625%, 01/30/2011	6,180,000	6,978,376
Verizon, Inc., 5.875%, 01/17/2012	6,850,000	7,172,443
79,645,651
Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	11,975,000	13,988,512
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	8,556,328
22,544,840
UTILITIES 2.2%
Electric Utilities 1.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	17,269,416
Devon Energy Corp., 7.95%, 04/15/2032	8,500,000	9,912,224
Dominion Resources, Inc., 7.625%, 07/15/2005	4,075,000	4,335,009
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	3,250,000	3,453,453
Progress Energy, Inc., 7.75%, 03/01/2031	12,395,000	14,196,911
49,167,013
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	$ 16,795,000	$ 18,696,278
Multi-Utilities & Unregulated Power 0.7%
Pacific Gas & Electric Co., 6.05%, 03/01/2034	35,000,000	33,209,995
Total Corporate Bonds (cost $990,459,934)		1,042,437,776
MORTGAGE-BACKED SECURITIES 24.5%
FHLMC:
4.50%, TBA #	36,545,000	34,318,021
5.00%, TBA #	150,530,000	145,967,135
5.50%, 03/01/2034	26,866,795	26,856,300
6.00%, 04/01/2014-05/01/2017	30,601,744	32,034,863
6.25%, 07/15/2032	22,000,000	23,443,838
6.50%, 08/01/2013-10/01/2032	6,735,791	7,021,952
7.00%, 02/01/2015	339,833	362,236
7.21%, 06/15/2017 (h)	10,639,936	11,934,816
7.65%, 05/01/2025 (h)	2,592,476	2,923,535
FNMA:
4.12%, 06/01/2013	9,390,835	8,979,206
4.50%, TBA #	162,875,000	159,320,853
5.50%, 04/01/2009-04/01/2034	56,545,598	57,314,128
5.57%, 01/01/2006	5,079,323	5,252,139
5.67%, 09/01/2006	3,873,172	4,050,520
5.76%, 07/01/2006	4,992,793	5,220,206
5.81%, 01/01/2009	9,836,945	10,521,018
5.86%, 04/01/2009	108,843	116,609
5.95%, 03/01/2012	6,959,624	7,498,219
5.98%, 12/01/2008	3,803,032	4,091,341
6.00%, 04/01/2013-09/01/2031	140,559,818	146,387,358
6.03%, 06/01/2008	9,814,690	10,481,120
6.10%, 03/01/2008-08/01/2008	5,831,016	6,269,657
6.12%, 04/01/2009	5,222,706	5,638,767
6.125%, 05/01/2009	4,240,006	4,574,319
6.13%, 04/01/2009	36,603	39,486
6.14%, 04/01/2009	3,513,169	3,791,338
6.15%, 12/01/2008	4,927,526	5,297,595
6.17%, 04/01/2009	175,517	189,841
6.19%, 02/01/2006	3,157,179	3,297,913
6.20%, 09/01/2008	930,986	1,005,343
6.23%, 04/01/2011	96,757	105,293
6.24%, 08/01/2008	5,069,303	5,475,959
6.25%, 02/01/2011	24,135,000	26,831,205
6.26%, 06/01/2009	5,490,193	5,957,925
6.29%, 04/01/2008	2,803,419	3,028,729
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA: continued
6.31%, 03/01/2008	$ 1,480,283	$ 1,599,088
6.32%, 01/01/2006	7,985,140	8,326,126
6.37%, 08/01/2011	4,274,901	4,697,072
6.375%, 01/01/2009	5,822,544	6,333,387
6.40%, 05/14/2009	21,536,000	21,568,024
6.42%, 02/01/2011	145,033	156,756
6.46%, 04/01/2006	609,738	641,688
6.50%, 06/01/2009-09/01/2032	62,546,593	65,150,998
6.54%, 12/01/2007	59,997	65,053
6.61%, 02/01/2007	6,205,727	6,654,991
6.65%, 12/01/2007	9,550,166	10,385,785
6.70%, 11/01/2007	509,791	554,519
6.80%, 01/01/2008	5,348,378	5,814,622
6.81%, 12/01/2006	105,446	113,152
6.84%, 03/01/2007	7,022,494	7,592,884
6.87%, 05/01/2006	1,359,274	1,441,092
6.90%, 04/01/2006	5,913,818	6,261,524
6.95%, 08/01/2009	138,550	152,843
6.96%, 12/01/2010	53,277	59,958
7.00%, 08/01/2028-06/01/2032	508,153	537,495
7.02%, 07/01/2009	57,383	63,449
7.09%, 10/01/2007	4,646,261	5,070,025
7.10%, 12/01/2006	3,360,750	3,626,486
7.12%, 09/01/2010	8,845,980	10,008,751
7.13%, 11/01/2006	4,107,620	4,429,650
7.20%, 12/01/2006	1,445,685	1,556,230
7.24%, 11/01/2006	4,398,362	4,731,682
7.30%, 11/01/2006	6,663,881	7,172,645
7.32%, 12/01/2010	47,559,726	54,500,558
7.36%, 11/01/2006	5,031,332	5,407,740
7.44%, 07/01/2009	15,550,000	17,152,794
7.475%, 10/01/2006	184,944	200,061
7.50%, 02/01/2012-12/01/2030	18,432,265	19,761,746
7.74%, 06/01/2007	5,141,499	5,662,961
GNMA:
3.00%, 07/20/2031	6,988,920	6,933,202
4.75%, 07/20/2024	11,528,948	11,827,825
5.50%, 02/15/2034	47,290,228	47,362,008
6.00%, 05/15/2009	304,687	321,768
6.50%, 05/15/2009	231,212	246,706
7.75%, 07/15/2020-08/15/2021	1,684,843	1,844,744
8.25%, 07/15/2008-05/15/2020	1,132,957	1,256,855
8.30%, 06/15/2019	105,999	117,623
11.50%, 05/15/2013-06/15/2013	15,380	17,678
Total Mortgage-Backed Securities (cost $1,137,792,981)		1,132,979,027
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	$301,320,000	$ 325,943,569
U.S. Treasury Notes:
2.375%, 08/15/2006 ##	130,205,000	129,864,253
5.00%, 08/15/2011	31,460,000	33,087,080
Total U.S. Treasury Obligations (cost $498,428,506)		488,894,902
YANKEE OBLIGATIONS-CORPORATE 0.4%
MATERIALS 0.4%
Metals & Mining 0.4%
Alcan Aluminum, Ltd., 6.125%, 12/15/2033 (cost $19,663,717)	19,900,000	19,604,127

	Shares	Value

MUTUAL FUND SHARES 0.3%
Blackrock North American Government Income Trust	976,800	10,363,848
MFS Government Markets Income Trust	844,700	5,524,338
Oppenheimer Multi-Sector Income Trust	3,000	24,750
Total Mutual Fund Shares (cost $14,617,584)		15,912,936
SHORT-TERM INVESTMENTS 14.5%
MUTUAL FUND SHARES 14.5%
Evergreen Institutional Money Market Fund (o) (cost $669,816,116)	669,816,116	669,816,116
Total Investments (cost $4,909,313,254) 106.9%		4,939,053,851
Other Assets and Liabilities (6.9%)		(320,258,987)
Net Assets 100.0%		$ 4,618,794,864

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004

Assets
Investments in securities, at value (cost $4,239,497,138)	$ 4,269,237,735
Investments in affiliate, at value (cost $669,816,116)	669,816,116
Receivable for capital stock transactions	11,803,351
Receivable for securities sold	312,073,968
Receivable for Fund shares sold	2,589,873
Interest and dividends receivable	34,285,527
Unrealized gain on credit default swap transactions	32,789
Prepaid expenses and other assets	579,584

Total assets	5,300,418,943

Liabilities
Dividends payable	9,233,121
Payable for securities purchased	669,478,070
Payable for Fund shares redeemed	2,428,685
Unrealized loss on credit default swap transactions	19,686
Advisory fee payable	93,350
Distribution Plan expenses payable	46,404
Due to other related parties	25,356
Accrued expenses and other liabilities	299,407

Total liabilities	681,624,079

Net assets	$ 4,618,794,864

Net assets represented by
Paid-in capital	$ 4,571,677,158
Undistributed net investment income	2,854,732
Accumulated net realized gains on securities and credit default swap transactions	14,509,274
Net unrealized gains on securities and credit default swap transactions	29,753,700

Total net assets	$ 4,618,794,864

Net assets consists of
Class A	$ 455,929,753
Class B	274,746,386
Class C	142,095,759
Class I	3,693,541,532
Class IS	52,289,634
Class R	191,800

Total net assets	$ 4,618,794,864

Shares outstanding
Class A	42,795,919
Class B	25,788,115
Class C	13,337,229
Class I	346,685,655
Class IS	4,908,283
Class R	18,004

Net asset value per share
Class A	$ 10.65
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.18
Class B	$ 10.65
Class C	$ 10.65
Class I	$ 10.65
Class IS	$ 10.65
Class R	$ 10.65

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2004

Investment income
Interest	$ 183,528,362
Dividends	1,109,841

Total investment income	184,638,203

Expenses
Advisory fee	14,607,496
Distribution Plan expenses
Class A	1,441,493
Class B	3,060,085
Class C	1,516,732
Class IS	134,336
Class R	132
Administrative services fee	4,561,866
Transfer agent fees	2,749,419
Trustees' fees and expenses	72,953
Printing and postage expenses	173,539
Custodian and accounting fees	1,199,516
Registration and filing fees	48,260
Professional fees	43,496
Other	14,417

Total expenses	29,623,740
Less: Expense reductions	(13,305)
Fee waivers and expense reimbursements	(3,178,414)

Net expenses	26,432,021

Net investment income	158,206,182

Net realized and unrealized gains or losses
on securities and credit default swap transactions
Net realized gains or losses on:
Securities	69,964,850
Credit default swap transactions	(725)

Net realized gains on securities and credit default swap transactions	69,964,125
Net change in unrealized gains or losses on securities and credit default swap transactions	(147,679,786)

Net realized and unrealized gains or losses on securities and credit default swap transactions	(77,715,661)

Net increase in net assets resulting from operations	$ 80,490,521

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2004 (a)		2003

Operations
Net investment income		$ 158,206,182		$ 182,762,914
Net realized gains or losses on securities and credit default swap transactions		69,964,125		81,875,310
Net change in unrealized gains or losses on securities and credit default swap transactions		(147,679,786)		128,802,605

Net increase in net assets resulting from operations		80,490,521		393,440,829

Distributions to shareholders from
Net investment income
Class A		(19,148,882)		(15,404,300)
Class B		(10,027,078)		(8,590,061)
Class C		(4,973,450)		(4,182,363)
Class I		(152,850,766)		(151,634,481)
Class IS		(2,170,536)		(2,095,495)
Class R		(953)		0
Net realized gains
Class A		(3,917,725)		(4,002,022)
Class B		(2,462,501)		(2,574,403)
Class C		(1,213,633)		(1,253,779)
Class I		(28,845,612)		(33,854,741)
Class IS		(436,218)		(532,831)
Class R		(8)		0

Total distributions to shareholders		(226,047,362)		(224,124,476)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	23,208,407	253,047,099	31,574,617	341,513,167
Class B	5,264,414	57,580,115	17,876,884	192,739,563
Class C	4,715,954	51,434,867	9,075,661	97,952,091
Class I	91,838,814	998,914,539	83,390,908	901,027,499
Class IS	2,953,150	32,168,433	2,660,734	28,786,329
Class R	18,272	200,095	0	0

		1,393,345,148		1,562,018,649

Net asset value of shares issued in reinvestment of distributions
Class A	1,622,465	17,565,488	1,353,198	14,650,979
Class B	918,636	9,944,298	839,009	9,078,659
Class C	388,141	4,201,325	369,304	3,995,718
Class I	5,331,478	57,697,698	6,865,701	74,111,549
Class IS	174,224	1,886,676	177,858	1,924,442

		91,295,485		103,761,347

Automatic conversion of Class B shares to Class A shares
Class A	427,811	4,661,453	382,616	4,145,741
Class B	(427,811)	(4,661,453)	(382,616)	(4,145,741)

		0		0

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to April 30, 2004.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended April 30,
	2004 (a)		2003

	Shares		Shares
Capital share transactions continued
Payment for shares redeemed
Class A	(23,833,699)	$ (258,702,263)	(15,844,482)	$ (171,371,918)
Class B	(8,211,303)	(88,995,323)	(3,634,391)	(39,316,497)
Class C	(5,532,244)	(59,954,054)	(2,363,298)	(25,570,557)
Class I	(72,954,327)	(793,012,858)	(78,620,717)	(849,862,799)
Class IS	(3,131,832)	(34,003,186)	(2,059,954)	(22,289,381)
Class R	(268)	(2,902)	0	0

		(1,234,670,586)		(1,108,411,152)

Net asset value of shares issued in acquisitions
Class A	0	0	10,109,793	106,819,514
Class B	0	0	1,561,004	16,492,718
Class C	0	0	558,651	5,902,353
Class I	0	0	162,874,136	1,720,908,694
Class IS	0	0	2,247,101	23,741,795

		0		1,873,865,074

Net increase in net assets resulting from capital share transactions		249,970,047		2,431,233,918

Total increase in net assets		104,413,206		2,600,550,271
Net assets
Beginning of period		4,514,381,658		1,913,831,387

End of period		$ 4,618,794,864		$ 4,514,381,658

Undistributed net investment income		$ 2,854,732		$ 2,448,288

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to April 30, 2004.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Core Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased.

NOTES TO FINANCIAL STATEMENTS continued

Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During year ended April 30, 2004, EIMC waived its fee in the amount of $3,166,932 and reimbursed expenses relating to Class A shares in the amount of $11,482 which represents 0.07% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. Total amounts subject to recoupment as of April 30, 2004 were $4,418,756.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. ACQUISITIONS

Effective at the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Fixed Income Fund, Evergreen Intermediate Term Bond Fund and Evergreen Income Plus Fund in a tax-free exchange of shares for Class A, Class B, Class C, Class I and/or Class IS shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Wachovia Fixed Income Fund at an exchange ratio of 0.94, 0.94, 0.94 and 0.94 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Intermediate Term Bond Fund at an exchange ratio of 0.83, 0.83, 0.83 and 0.83 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. Additionally, shares were issued to Class I and Class IS shares of Evergreen Income Plus Fund at an exchange ratio of 0.53 and 0.53 for Class I and Class IS shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $1,981,892,437.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net		Number of
Acquired	Assets	Unrealized	Shares
Fund	Acquired	Appreciation	Issued

Wachovia Fixed	$ 509,841,830	$ 7,657,744	1,670,598	Class A
Income Fund			99,854	Class B
			7,487	Class C
			46,475,601	Class I
Evergreen	144,057,021	841,000	8,439,195	Class A
Intermediate Term			1,461,150	Class B
Bond Fund			551,164	Class C
			3,182,862	Class I
Evergreen Income	1,219,966,223	12,771,617	113,215,673	Class I
Plus Fund			2,247,101	Class IS

The aggregate net assets of the Fund immediately after these acquisitions were $3,855,757,511.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar rolls) were as follows for the year ended April 30, 2004:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$ 8,703,525,664	$ 965,116,308	$ 7,710,531,495	$ 827,057,000

NOTES TO FINANCIAL STATEMENTS continued

At April 30, 2004, the Fund had the following open credit default swap agreements:

Fixed Rate
Premium
	Notional		Underlying	Received by	Unrealized
Expiration	Amount	Counterparty	Security	the Fund	Gain

March 20, 2009	$10,000,000	Morgan	Federated	0.54%	$32,789
		Stanley	Department
		Capital	Stores, Inc.
Services, Inc.
Fixed Rate
Notional			Underlying	Premium Paid	Unrealized
Expiration	Amount	Counterparty	Security	by the Fund	Loss

March 20, 2009	$10,000,000	Morgan	Sears Roebuck	0.57%	$19,686
		Stanley	Acceptance
		Capital	Corp.
Services, Inc.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $4,912,944,649. The gross unrealized appreciation and depreciation on securities based on tax cost was $70,500,365 and $44,391,163, respectively, with a net unrealized appreciation of $26,109,202.

As of April 30, 2004, the Fund had $13,438,006 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009

$6,577,059	$2,853,243	$4,007,704

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended April 30, 2004 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized	Capital Loss
Ordinary Income	Capital Gain	Appreciation	Carryover

$ 2,854,732	$ 31,591,778	$ 26,109,202	$ 13,438,006

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended April 30,
	2004	2003

Ordinary Income	$ 205,903,076	$ 224,124,476
Long-term Capital Gain	20,144,286	0

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2004, the Fund had no borrowings under this agreement.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Core Bond Fund, as of April 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
June 4, 2004

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566664 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Strategic Core Bond Portfolio

Evergreen Strategic Core Bond Portfolio

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
19	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Core Bond Portfolio, which covers the twelve-month period ended April 30, 2004.

Investors in the fixed income markets experienced alternating periods of risk and reward over the past twelve months. Geopolitical uncertainties, improving economic growth, changes in tax legislation, and an accommodative stance from the Federal Reserve managed to both excite and confuse bond market participants at varying points, and in varying sectors, since the beginning of the investment period in May 2003.

The period began with the financial markets focused on the war in Iraq. The associated uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These

1

LETTER TO SHAREHOLDERS continued

worries were compounded by optimistic GDP (Gross Domestic Product) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. Thus, the "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The bond market began to stabilize as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. After careful consideration, though, many investors became convinced that capital preservation would remain a primary, if not dominant, theme for the future demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

As economic growth strengthened, investors in corporate bonds benefited from the combination of stronger balance sheets, improving credit quality, declining default rates, and the outlook for growth in GDP and corporate profits. In addition, the many steps taken to improve corporate credibility rallied many investors to the credit markets, where many risk appropriate investors successfully searched for improved returns in the high yield market.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from maintaining policy accommodation for a "considerable period" to one of being "measured" in its approach to remove this monetary stimulus. In addition,

2

LETTER TO SHAREHOLDERS continued

central bankers tried to be even more clear in a variety of speeches and public testimonies, as the Fed continued to display an unusually strong effort in clarifying its upcoming changes in monetary policy. Most recently, though, these attempts at clarity caused volatility throughout the fixed income markets, as investors feared a repeat of the experiences in 1994. Given the current level of interest rates, inflation, the dollar, and global economic growth, we believe these concerns are overblown. However, the price of oil remains a wild card, as sustained high oil prices will eventually embed a higher level of manufacturing and service cost in the economy.

We encourage investors to maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/6/1994

Class I
Class inception date	12/6/1994

Nasdaq symbol	ENFDX

Average annual return

1 year	1.90%

5 year	6.62%

Since portfolio inception	7.45%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I shares, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As of May 6, 2004, all shares in Class IS have been redeemed and the fund no longer offers Class IS.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Strategic Core Bond Portfolio Class I shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 1.90% for the twelve-month period ended April 30, 2004. During the same period, the fund's benchmark, Lehman Brothers Aggregate Bond Index (LBABI), returned 1.82%.

The domestic economy underwent a dramatic transition during the fiscal year. After languishing for much of the previous year, consensus on the strength of the economy finally turned positive, and gained momentum throughout the year. Consumer spending on retail goods and housing remained the primary engines of growth during the fiscal period. The sales of both new and existing housing continued to set new records almost on a monthly basis. Businesses remained reticent to spend on capital improvements or hire new workers, opting instead to reduce inventories and to aggressively push the existing workforce harder in order to meet rising consumer demand. However, as the year progressed, the torrid pace of spending began to translate into higher levels of business activity. Profits and profit margins increased, and economic leadership began to shift from consumer spending to business capital spending. The manufacturing sector expanded in each month of the fiscal year. Layoffs declined in the final fiscal quarter, and factories added more workers than at any time during the past twenty years. Leading economic indicators continued to point in the direction of a strengthening economy as the fiscal year ended.

Interest rates reached a cyclical low in June 2003, coinciding with the Federal Reserve Bank's thirteenth reduction in the Federal Funds rate, and leading to the lowest interest rates seen in the last 45 years. Monetary policymakers professed their intention to maintain a stimulative policy until the output gap began to close, inflation increased to a level consistent with output, and employment increased. At the end of the fiscal year, the prospect of less monetary accommodation became a reality with capacity utilization rising, employment increasing, and inflation showing signs of some revitalization.

With interest rates at cyclical lows at the beginning of the period, our portfolios were overweight in duration. However, as we approached the end of the calendar year, higher interest rates were imminent. Thus, we reduced portfolio duration to neutral. Late in the twelve-month period, we reduced duration further in anticipation of an imminent rise in interest rates, which can undermine bond prices. We ended the fiscal period slightly underweight in duration to the LBABI. With the yield of the ten-year Treasury rising almost a full percent in the last month of the fiscal year, shorter portfolio durations were beneficial to portfolio returns.

The best performance over the year came from the corporate sector. We were overweight in corporate bonds for the first half of the fiscal year. Corporate yield spreads narrowed significantly early in the fiscal period, and we took advantage of the decline in yield spreads to take profits off the table, and reduce our overweight to the higher quality portion of the corporate sector. We ended the fiscal year underweight in the corporate sector.

Mortgages were plagued by high volatility and prepayments with interest rates at the lowest levels of the past 45 years. The mortgage market was among the poorest performing sectors during the period. We focused our mortgage exposure on assets with high prepayment, average-life, and cash-flow stability in order to dampen the impact of mortgage refinancing on portfolio returns.

Overall, our sector decisions had a positive impact on portfolio returns during the period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms. Class I shares have a minimum initial investment of $1 million, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,		Year Ended October 31, 1999[3]
CLASS I	2004	2003	2002[1]	2001	2000[2]
Net asset value, beginning of period	$13.40	$12.76	$12.84	$12.18	$12.38	$13.15
Income from investment operations
Net investment income	0.49	0.67	0.40	0.80	0.80	0.78
Net realized and unrealized gains or losses on securities and futures contracts	-0.23	0.66	-0.13	0.70	-0.08	-0.66
Total from investment operations	0.26	1.33	0.27	1.50	0.72	0.12
Distributions to shareholders from
Net investment income	-0.64	-0.69	-0.35	-0.84	-0.92	-0.77
Net realized gains	0	0	0	0	0	-0.12
Total distributions to shareholders	-0.64	-0.69	-0.35	-0.84	-0.92	-0.89
Net asset value, end of period	$13.02	$13.40	$12.76	$12.84	$12.18	$12.38
Total return	1.90%	10.62%	2.18%	12.63%	6.08%	0.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,065	$23,696	$33,138	$45,060	$60,729	$77,470
Ratios to average net assets
Expenses[4]	0.38%	0.41%	0.30%[5]	0.14%	0.11%[5]	0.10%
Net investment income	3.71%	4.90%	5.48%[5]	6.40%	6.86%[5]	6.16%
Portfolio turnover rate	272%	260%	166%	192%	113%	209%

[1]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[2]   For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.

[3]   Effective at the close of business on October 18, 1999, The Fund acquired the net assets of Mentor Fixed Income Portfolio ("Mentor Portfolio"). Shareholders of Mentor Portfolio became owners of that number of full and fractional shares of Class I of the Fund. Mentor Portfolio was the accounting and performance survivor in this transaction. The financial highlights for periods prior to October 18, 1999 are those of Mentor Portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,		Year Ended October 31, 1999[4]
CLASS IS	2004[1]	2003	2002[2]	2001	2000[3]
Net asset value, beginning of period	$13.40	$12.74	$12.82	$12.17	$12.38	$12.25
Income from investment operations
Net investment income	0.46	0.65	0.40	0.77	0.74	0.03
Net realized and unrealized gains or losses on securities and futures contracts	-0.24	0.66	-0.14	0.71	-0.06	0.10
Total from investment operations	0.22	1.31	0.26	1.48	0.68	0.13
Distributions to shareholders from
Net investment income	-0.61	-0.65	-0.34	-0.83	-0.89	0
Net asset value, end of period	$13.01	$13.40	$12.74	$12.82	$12.17	$12.38
Total return	1.58%	10.45%	2.05%	12.45%	5.76%	1.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$10	$13	$1	$1	$1	$1
Ratios to average net assets
Expenses[5]	0.63%	0.55%	0.55%[6]	0.36%	0.39%[6]	0.39%[6]
Net investment income	3.44%	3.83%	5.23%[6]	6.17%	7.18%[6]	6.86%[6]
Portfolio turnover rate	272%	260%	166%	192%	113%	209%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[3]   For the eleven months ended September 30, 2000. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2000.

[4]   For the period from October 18, 1999 (commencement of class operations), to October 31, 1999.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 2.8%
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	$ 250,000	$ 265,001
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	240,000	240,289
Total Asset-Backed Securities (cost $505,122)		505,290
COLLATERALIZED MORTGAGE OBLIGATIONS 25.5%
FHLMC:
Ser. 2198, Class PG, 7.00%, 12/15/2028	8,021	8,039
Ser. 2668, Class AD, 4.00%, 01/15/2015	235,000	237,973
Ser. 2727, Class PD, 4.50%, 06/15/2029	205,000	199,562
Ser. 2780, Class TH, 5.00%, 09/15/2029 (h)	190,000	188,138
Ser. 2783, Class PD, 5.00%, 01/15/2033 (h)	150,000	143,910
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	418,152	437,938
Ser. 2001-50, Class BA, 7.00%, 10/25/2041 #	261,636	278,315
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	245,000	255,821
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	245,000	257,876
Ser. 2002-14, Class PE, 6.00%, 01/25/2032	680,000	716,459
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	86,400	93,042
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	109,581	116,567
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	300,512	315,162
Ser. 2004 W1, Class 1A4, 5.50%, 11/25/2043	190,000	194,565
Ser. 2004-WI, Class 2A2, 7.00%, 12/25/2033	186,794	198,283
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.61%, 01/10/2040	125,000	121,102
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	206,426	226,703
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	194,617	213,286
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	120,000	114,572
Morgan Stanley Capital, Inc., Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	167,141	168,160
Wells Fargo Mtge. Backed Securities Trust, Ser. 2002-9, Class A-7, 6.25%, 06/25/2032	124,420	124,700
Total Collateralized Mortgage Obligations (cost $4,647,333)		4,610,173
CORPORATE BONDS 25.4%
CONSUMER DISCRETIONARY 3.5%
Automobiles 1.8%
Ford Motor Co., 6.375%, 02/01/2029	200,000	174,321
General Motors Corp., 7.20%, 01/15/2011	150,000	159,715
334,036
Media 1.7%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	100,000	107,532
Time Warner, Inc., 7.625%, 04/15/2031	175,000	192,093
299,625

8

SCHEDULE OF INVESTMENTS continued

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 16.1%
Capital Markets 4.8%
Alliance Capital Management LP, 5.625%, 08/15/2006	$ 300,000	$ 316,628
Bank of New York Co., Inc., 4.14%, 08/02/2007	300,000	305,898
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	250,000	242,016
864,542
Commercial Banks 2.9%
Bank of America Corp., 4.375%, 12/01/2010	175,000	172,559
PNC Funding Corp., 7.50%, 11/01/2009	300,000	345,845
518,404
Consumer Finance 4.5%
Household Finance Corp., 6.40%, 06/17/2008	250,000	273,189
International Lease Finance Corp., 5.95%, 06/06/2005	250,000	260,541
USAA Capital Corp., 5.59%, 12/20/2006 144A	265,000	285,490
819,220
Real Estate 1.8%
Duke Realty LP, 7.05%, 03/01/2006 REIT	300,000	318,611
Thrifts & Mortgage Finance 2.1%
American General Finance Corp., 5.875%, 07/14/2006	200,000	213,240
Washington Mutual, Inc., 6.875%, 06/15/2011	150,000	167,996
381,236
INDUSTRIALS 1.2%
Machinery 1.2%
Ingersoll Rand Co., 6.25%, 05/15/2006	200,000	213,570
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 1.8%
BellSouth Corp., 6.375%, 06/01/2028	175,000	175,375
Sprint Capital Corp., 6.875%, 11/15/2028	150,000	147,691
323,066
Wireless Telecommunications Services 1.6%
Vodafone Group plc, 7.75%, 02/15/2010	260,000	301,443
UTILITIES 1.2%
Electric Utilities 1.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	200,000	218,600
Total Corporate Bonds (cost $4,248,421)		4,592,353
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 24.8%
FHLMC:
5.00%, TBA #	$ 340,000	$ 329,694
6.00%, 04/01/2014	119,127	124,778
FNMA:
4.50%, TBA #	645,000	634,922
5.00%, TBA #	310,000	311,841
6.00%, 05/01/2009-09/01/2031	865,211	901,911
6.20%, 06/01/2011	582,797	634,632
6.50%, 07/01/2032	264,732	275,677
7.32%, 12/01/2010	429,704	492,414
7.50%, 11/01/2029	167,077	178,922
7.53%, 05/01/2007	395,553	433,064
GNMA, 4.00%, 08/20/2029	158,906	160,181
Total Mortgage-Backed Securities (cost $4,446,830)		4,478,036
U.S. TREASURY OBLIGATIONS 17.6%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	1,385,000	1,498,181
U.S. Treasury Notes:
2.375%, 08/15/2006 ##	790,000	787,933
5.00%, 08/15/2011	845,000	888,702
Total U.S. Treasury Obligations (cost $3,202,443)		3,174,816
YANKEE OBLIGATIONS-CORPORATE 0.5%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan Aluminum, Ltd., 6.125%, 12/15/2033 (cost $101,919)	100,000	98,513

	Shares	Value

SHORT-TERM INVESTMENTS 12.8%
MUTUAL FUND SHARES 12.8%
Evergreen Institutional Money Market Fund (o) (cost $2,317,053)	2,317,053	2,317,053
Total Investments (cost $19,469,121) 109.4%		19,776,234
Other Assets and Liabilities (9.4%)		(1,701,944)
Net Assets 100.0%		$ 18,074,290
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004

#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004

Assets
Investments in securities, at value (cost $17,152,068)	$ 17,459,181
Investments in affiliate, at value (cost $2,317,053)	2,317,053
Receivable for securities sold	143,128
Interest receivable	152,871
Prepaid expenses and other assets	16,658

Total assets	20,088,891

Liabilities
Payable for securities purchased	1,995,166
Payable for Fund shares redeemed	522
Due to related parties	273
Accrued expenses and other liabilities	18,640

Total liabilities	2,014,601

Net assets	$ 18,074,290

Net assets represented by
Paid-in capital	$ 17,702,284
Overdistributed net investment income	(269)
Accumulated net realized gains on securities and futures contracts	65,162
Net unrealized gains on securities	307,113

Total net assets	$ 18,074,290

Net assets consists of
Class I	$ 18,064,596
Class IS	9,694

Total net assets	$ 18,074,290

Shares outstanding
Class I	1,387,363
Class IS	745

Net asset value per share
Class I	$ 13.02
Class IS	$ 13.01

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended April 30, 2004

Investment income
Interest	$ 915,681

Expenses
Distribution Plan expenses	59
Transfer agent fees	11,054
Trustees' fees and expenses	425
Printing and postage expenses	25,875
Custodian and accounting fees	5,993
Registration and filing fees	21,334
Professional fees	19,197
Other	7,948

Total expenses	91,885
Less: Expense reductions	(64)
Expense reimbursements	(7,000)

Net expenses	84,821

Net investment income	830,860

Net realized and unrealized gains or losses on securities
Net realized gains on securities	392,232
Net change in unrealized gains or losses on securities	(690,973)

Net realized and unrealized gains or losses on securities	(298,741)

Net increase in net assets resulting from operations	$ 532,119

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2004		2003

Operations
Net investment income		$ 830,860		$ 1,530,693
Net realized gains on securities		392,232		908,123
Net change in unrealized gains or losses on securities		(690,973)		758,076

Net increase in net assets resulting from operations		532,119		3,196,892

Distributions to shareholders from
Net investment income
Class I		(1,038,292)		(1,578,612)
Class IS		(1,104)		(424)

Total distributions to shareholders		(1,039,396)		(1,579,036)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	2,664,171	35,497,976	2,617,544	34,514,874
Class IS	3,677	50,002	872	11,364

		35,547,978		34,526,238

Net asset value of shares issued in reinvestment of distributions
Class I	67,662	900,538	107,906	1,416,513
Class IS	81	1,090	28	368

		901,628		1,416,881

Payment for shares redeemed
Class I	(3,112,403)	(41,524,891)	(3,555,380)	(46,990,897)
Class IS	(4,001)	(52,228)	0	0

		(41,577,119)		(46,990,897)

Net decrease in net assets resulting from capital share transactions		(5,127,513)		(11,047,778)

Total decrease in net assets		(5,634,790)		(9,429,922)
Net assets
Beginning of period		23,709,080		33,139,002

End of period		$ 18,074,290		$ 23,709,080

Overdistributed net investment income		$ (269)		$ (197)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Core Bond Portfolio (the "Fund") (formerly, Evergreen Fixed Income Fund II) is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

15

NOTES TO FINANCIAL STATEMENTS continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. For any fee reimbursements made after January 1, 2003, EIMC may recoup

16

NOTES TO FINANCIAL STATEMENTS continued

certain amounts reimbursed up to a period of three years following the end of the fiscal year in which the reimbursements were made. During the year ended April 30, 2004, EIMC reimbursed expenses in the amount of $7,000 which represents 0.03% of the Fund's average daily net assets. Total amounts subject to recoupment as of April 30, 2004 were $27,000.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 52,422,029	$ 3,783,220	$ 50,310,867	$ 4,828,212

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $19,514,686. The gross unrealized appreciation and depreciation on securities based on tax cost was $453,498 and $191,950, respectively, with a net unrealized appreciation of $261,548.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Overdistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 269	$ 110,727	$ 261,548

17

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended April 30,
	2004	2003

Ordinary Income	$ 1,037,742	$ 1,579,036
Long-term Capital Gain	1,654	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2004, the Fund had no borrowings under this agreement.

11. SUBSEQUENT EVENTS

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

As of May 6, 2004, all shares in Class IS have been redeemed and the Fund no longer offers Class IS shares. Currently, shares of the Fund are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor's affiliate), or through special arrangements entered into on behalf of the Evergreen funds with certain financial firms.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Core Bond Portfolio (formerly, Evergreen Fixed Income Fund II), a series of Evergreen Select Fixed Income Trust, as of April 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Core Bond Portfolio, as of April 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
June 4, 2004

19

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Secttion 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,654 for the fiscal year ended April 30, 2004.

20

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

570143   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Select High Yield Bond Fund

Evergreen Select High Yield Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Select High Yield Bond Fund, which covers the twelve-month period ended April 30, 2004.

Investors in the fixed income markets experienced alternating periods of risk and reward over the past twelve months. Geopolitical uncertainties, improving economic growth, changes in tax legislation, and an accommodative stance from the Federal Reserve managed to both excite and confuse bond market participants at varying points, and in varying sectors, since the beginning of the investment period in May 2003.

The period began with the financial markets focused on the war in Iraq. The associated uncertainty led to higher demand for bonds, particularly within the Treasury market, as investors sought solace in a flight to quality. This performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy, though, soon helped set the stage for a summer of volatility unmatched in recent history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income investors became alarmed. These

1

LETTER TO SHAREHOLDERS continued

worries were compounded by optimistic GDP (Gross Domestic Product) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury surged from a low of 3.1% in June to 4.6% in late July. Thus, the "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

The bond market began to stabilize as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. This was a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, investors in municipal bonds also experienced heightened concerns related to the changes in the tax laws, which were initially perceived as a potential threat to their market. After careful consideration, though, many investors became convinced that capital preservation would remain a primary, if not dominant, theme for the future demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly and tax receipts climbed, improving the financial conditions of many of these entities.

As economic growth strengthened, investors in corporate bonds benefited from the combination of stronger balance sheets, improving credit quality, declining default rates, and the outlook for growth in GDP and corporate profits. In addition, the many steps taken to improve corporate credibility rallied many investors to the credit markets, where many risk appropriate investors successfully searched for improved returns in the high yield market.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from maintaining policy accommodation for a "considerable period" to one of being "measured" in its approach to remove this monetary stimulus. In addition,

2

LETTER TO SHAREHOLDERS continued

central bankers tried to be even more clear in a variety of speeches and public testimonies, as the Fed continued to display an unusually strong effort in clarifying its upcoming changes in monetary policy. Most recently, though, these attempts at clarity caused volatility throughout the fixed income markets, as investors feared a repeat of the experiences in 1994. Given the current level of interest rates, inflation, the dollar, and global economic growth, we believe these concerns are overblown. However, the price of oil remains a wild card, as sustained high oil prices will eventually embed a higher level of manufacturing and service cost in the economy.

We encourage investors to maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Richard M. Cryan
High Yield Bond Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

Average annual return

1 year	9.47%	9.20%

Since portfolio inception	7.22%	6.95%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in Evergreen Select High Yield Bond Fund Class I shares, versus a similar investment in the Merrill Lynch High Yield Master Index1 (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 9.47% for the twelve-month period ended April 30, 2004. During the same period, the fund's benchmark, Merrill Lynch High Yield Master Index (MLHYMI), returned 14.37%.

The high yield market experienced strong returns during this fiscal period. The defining characteristic of this rally has been the strong performance by the least creditworthy securities. Most of the period saw large cash inflows to high yield mutual funds attracted by a dearth of yield bearing opportunities on the investment horizon and solid improvements in the overall credit quality of high yield issuers. The rally, which began in November 2002, peaked in late January 2004 and was followed by generally weak returns.

The portfolio was overweighted in cyclical industries with the expectation that improving economic growth would enhance business conditions, positively impacting the creditworthiness of the portfolio holdings. Overweighted industries included Chemicals, Business Services, Retail, and Auto Parts. These cyclical industries performed especially well toward the end of the investment year as evidence of stronger growth became clear. By contrast the portfolio underweighted Utilities, Telecommunications, Technology, and Airlines. While these underweighted sectors outperformed, they did so because they have more lower-quality securities which were not appropriate for a conservative portfolio such as the fund.

The fund underperformed the MLHYMI for the period. This was largely a function of the high creditworthiness of the portfolio's holdings. The fund does not invest in lower quality CCC bonds, which were the best performers. The rigorous security selection process by our team of high yield analysts kept us out of less creditworthy names, regardless of rating. In an environment where this sort of bond outperformed handsomely, this selective approach worked against short-term returns.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,
CLASS I	2004[1]	2003[1]	2002[2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.35	$9.36	$8.87	$9.57	$10.00
Income from investment operations
Net investment income	0.69	0.69	0.43	0.79	0.71
Net realized and unrealized gains or losses on securities	0.17	-0.01	0.49	-0.64	-0.44
Total from investment operations	0.86	0.68	0.92	0.15	0.27
Distributions to shareholders from
Net investment income	-0.69	-0.69	-0.43	-0.85	-0.70
Net asset value, end of period	$9.52	$9.35	$9.36	$8.87	$9.57
Total return	9.47%	7.78%	10.48%	1.51%	2.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$597,678	$372,881	$175,741	$152,633	$72,204
Ratios to average net assets
Expenses[4]	0.67%	0.67%	0.68%[5]	0.63%	0.61%[5]
Net investment income	7.26%	7.66%	7.95%[5]	8.52%	8.98%[5]
Portfolio turnover rate	65%	37%	48%	79%	48%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[3]   For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,			Year Ended September 30,
CLASS IS	2004	2003[1]	2002[2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.35	$9.36	$8.87	$9.57	$10.00
Income from investment operations
Net investment income	0.67	0.66	0.41	0.78	0.71
Net realized and unrealized gains or losses on securities	0.16	0	0.49	-0.65	-0.47
Total from investment operations	0.83	0.66	0.90	0.13	0.24
Distributions to shareholders from
Net investment income	-0.66	-0.67	-0.41	-0.83	-0.67
Net asset value, end of period	$9.52	$9.35	$9.36	$8.87	$9.57
Total return	9.20%	7.51%	10.33%	1.25%	2.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,781	$1,020	$1	$1	$1
Ratios to average net assets
Expenses[4]	0.92%	0.92%	0.94%[5]	0.81%	0.56%[5]
Net investment income	6.98%	7.22%	7.70%[5]	8.40%	8.89%[5]
Portfolio turnover rate	65%	37%	48%	79%	48%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the seven months April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

[3]   For the period from November 30, 1999 (commencement of class operations), to September 30, 2000.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS 92.9%
CONSUMER DISCRETIONARY 27.0%
Auto Components 1.6%
Dana Corp., 9.00%, 08/15/2011	$ 6,000,000	$ 7,110,000
HLI Operating, Inc., 10.50%, 06/15/2010	2,197,000	2,493,595
9,603,595
Distributors 1.1%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	5,800,000	6,322,000
Hotels, Restaurants & Leisure 6.1%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,000,000	5,825,000
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	6,250,000	6,968,750
Friendly Ice Cream Corp., 8.375%, 06/15/2012 144A	2,815,000	2,892,413
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,250,000	6,906,250
Mandalay Resort Group, 6.375%, 12/15/2011	2,275,000	2,343,250
MTR Gaming Group, Inc., 9.75%, 04/01/2010	3,500,000	3,736,250
Seneca Gaming Corp., 7.25%, 05/01/2012 144A #	4,365,000	4,447,280
Town Sports International, Inc., 9.625%, 04/15/2011	3,500,000	3,640,000
36,759,193
Household Durables 3.1%
Meritage Corp., 9.75%, 06/01/2011	2,200,000	2,461,250
Schuler Homes, Inc., 10.50%, 07/15/2011	3,400,000	3,927,000
Standard Pacific Corp., 7.75%, 03/15/2013	6,250,000	6,515,625
WCI Communities, Inc., 9.125%, 05/01/2012	5,500,000	6,022,500
18,926,375
Media 7.8%
Dex Media West LLC, 8.50%, 08/15/2010 144A	6,250,000	6,812,500
DIRECTV Holdings LLC, 8.375%, 03/15/2013	3,500,000	3,928,750
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	6,250,000	6,554,687
Emmis Operating Co., 6.875%, 05/15/2012 144A #	2,920,000	2,927,300
Houghton Mifflin Co., 8.25%, 02/01/2011	6,250,000	6,343,750
LIN TV Corp., 6.50%, 05/15/2013	6,250,000	6,187,500
Mediacom LLC:
7.875%, 02/15/2011	1,075,000	1,042,750
9.50%, 01/15/2013	4,090,000	4,090,000
Medianews Group, Inc., 6.875%, 10/01/2013	6,250,000	6,218,750
R.H. Donnelley Fin. Corp., 10.875%, 12/15/2012	2,500,000	2,987,500
47,093,487
Multi-line Retail 0.6%
Saks, Inc., 9.875%, 10/01/2011	3,205,000	3,837,988
Specialty Retail 6.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	2,500,000	2,787,500
Cole National Group, Inc., 8.875%, 05/15/2012	5,405,000	5,864,425
CSK Auto, Inc., 7.00%, 01/15/2014 144A	5,700,000	5,643,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,025,000	3,319,937
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Michaels Stores, Inc., 9.25%, 07/01/2009	$ 3,800,000	$ 4,194,250
Office Depot, Inc., 10.00%, 07/15/2008	2,250,000	2,666,250
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	3,000,000	3,450,000
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	2,195,000	2,392,550
United Auto Group, Inc., 9.625%, 03/15/2012	3,000,000	3,367,500
Warnaco Group, Inc., 8.875%, 06/15/2013	2,000,000	2,160,000
35,845,412
Textiles, Apparel & Luxury Goods 0.7%
Fruit of the Loom, Inc., 0.00%, 04/15/2006 (h) (g) +	8,000,000	160,000
Oxford Industries, Inc., 8.875%, 06/01/2011 144A	3,875,000	4,155,938
4,315,938
CONSUMER STAPLES 5.0%
Food & Staples Retailing 2.1%
Couche Tard LP, 7.50%, 12/15/2013	1,255,000	1,324,025
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	6,250,000	5,656,250
Rite Aid Corp., 8.125%, 05/01/2010	5,455,000	5,918,675
12,898,950
Food Products 2.9%
Corn Products International, Inc.:
8.25%, 07/15/2007	3,950,000	4,404,250
8.45%, 08/15/2009	1,550,000	1,790,250
Del Monte Foods Co., 8.625%, 12/15/2012	4,200,000	4,662,000
Dole Food Co., Inc., 7.25%, 06/15/2010	6,250,000	6,328,125
17,184,625
ENERGY 13.2%
Energy Equipment & Services 3.5%
Dresser, Inc., 9.375%, 04/15/2011	6,500,000	7,052,500
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,176,875
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	6,250,000	6,734,375
SESI LLC, 8.875%, 05/15/2011	4,450,000	4,839,375
20,803,125
Oil & Gas 9.7%
Chesapeake Energy Corp., 6.875%, 01/15/2016	6,720,000	6,854,400
El Paso Energy Partners LP, 8.50%, 06/01/2011	4,020,000	4,462,200
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	590,000	587,050
Exco Resources, Inc., 7.25%, 01/15/2011 144A	5,645,000	5,729,675
Ferrellgas Escrow LLC, 6.75%, 05/01/2014 144A	5,660,000	5,688,300
Forest Oil Corp., 7.75%, 05/01/2014	6,250,000	6,718,750
Frontier Oil Corp., 11.75%, 11/15/2009	4,000,000	4,420,000
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	2,300,000	2,392,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	1,750,000	1,951,250
Plains Exploration & Production Co., 8.75%, 07/01/2012	3,070,000	3,392,350
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Premcor Refining Group, Inc., 6.75%, 05/01/2014	$ 6,250,000	$ 6,250,000
Stone Energy Corp., 8.25%, 12/15/2011	615,000	667,275
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	6,250,000	6,515,625
Tom Brown, Inc., 7.25%, 09/15/2013	1,000,000	1,140,000
Westport Resources Corp., 8.25%, 11/01/2011	1,750,000	1,973,125
58,742,000
FINANCIALS 6.8%
Diversified Financial Services 0.9%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	5,000,000	5,175,000
Insurance 1.1%
Crum & Forster Holding Corp., 10.375%, 06/15/2013	6,250,000	6,937,500
Real Estate 4.8%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010	1,500,000	1,680,000
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	4,130,000	4,584,300
FelCor Suites LP, 7.625%, 10/01/2007 REIT	7,000,000	7,210,000
HMH Properties, Inc.:
Ser. B, 7.875%, 08/01/2008 REIT	1,177,000	1,221,137
Ser. J, 7.125%, 11/01/2013 REIT	4,250,000	4,335,000
LNR Property Corp., 7.625%, 07/15/2013	2,570,000	2,659,950
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT 144A	550,000	563,750
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,250,000	6,453,125
28,707,262
HEALTH CARE 5.6%
Health Care Equipment & Supplies 0.4%
NeighborCare, Inc., 6.875%, 11/15/2013 144A	2,635,000	2,700,875
Health Care Providers & Services 4.1%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	6,250,000	6,968,750
Omnicare, Inc., Ser. B, 8.125%, 03/15/2011	2,100,000	2,320,500
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	3,575,000	4,173,813
Stewart Enterprises, Inc., 10.75%, 07/01/2008	4,450,000	5,050,750
Triad Hospitals, Inc., 7.00%, 11/15/2013	6,250,000	6,078,125
24,591,938
Pharmaceuticals 1.1%
Alpharma, Inc., 8.625%, 05/01/2011 144A	6,250,000	6,593,750
INDUSTRIALS 13.8%
Aerospace & Defense 0.3%
DRS Technologies, Inc., 6.875%, 11/01/2013	1,525,000	1,540,250
Commercial Services & Supplies 8.1%
Allied Waste North America, Inc., 6.50%, 11/15/2010 144A	6,250,000	6,281,250
Coinmach Corp., 9.00%, 02/01/2010	3,500,000	3,727,500
Geo Group, Inc., 8.25%, 07/15/2013	1,670,000	1,745,150
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Iron Mountain, Inc., 6.625%, 01/01/2016	$ 6,250,000	$ 5,843,750
Mail Well I Corp., 7.875%, 12/01/2013 144A	6,250,000	5,937,500
Manitowoc Co., Inc., 7.125%, 11/01/2013	940,000	987,000
Mobile Mini, Inc., 9.50%, 07/01/2013	3,500,000	3,937,500
NationsRent, Inc., 9.50%, 10/15/2010 144A	6,250,000	6,734,375
Newpark Resource, Inc., 8.625%, 12/15/2007	6,025,000	6,220,812
Service Corporation International, 6.75%, 04/01/2016 144A	1,870,000	1,865,325
United Rentals North America, Inc., 6.50%, 02/15/2012 144A	6,000,000	5,820,000
49,100,162
Machinery 4.3%
AGCO Corp., 8.50%, 03/15/2006	3,200,000	3,224,000
CNH Global N.V., 9.25%, 08/01/2011 144A	6,000,000	6,720,000
Cummins, Inc., 9.50%, 12/01/2010	4,000,000	4,660,000
SPX Corp., 7.50%, 01/01/2013	3,625,000	3,851,562
Terex Corp., 7.375%, 01/15/2014 144A	2,555,000	2,676,363
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	4,720,000	4,672,800
25,804,725
Transportation Infrastructure 1.1%
Aviall, Inc., 7.625%, 07/01/2011	1,000,000	1,055,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	6,000,000	5,730,000
6,785,000
INFORMATION TECHNOLOGY 0.9%
IT Services 0.9%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	3,105,000	3,105,000
Unisys Corp., 6.875%, 03/15/2010	2,000,000	2,135,000
5,240,000
MATERIALS 16.3%
Chemicals 8.9%
Airgas, Inc., 9.125%, 10/01/2011	1,890,000	2,145,150
Equistar Chemicals LP, 10.625%, 05/01/2011	6,250,000	7,031,250
Ethyl Corp., 8.875%, 05/01/2010	1,865,000	2,023,525
FMC Corp., 10.25%, 11/01/2009	5,810,000	6,884,850
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	3,750,000	4,275,000
11.625%, 10/15/2010	4,300,000	4,751,500
Lyondell Chemical Co., 9.50%, 12/15/2008	6,250,000	6,562,500
Millennium America, Inc., 9.25%, 06/15/2008	6,250,000	6,843,750
Nalco Co., 7.75%, 11/15/2011 144A	4,510,000	4,769,325
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	1,950,000	2,281,500
Scotts Co., 6.625%, 11/15/2013 144A	6,000,000	6,210,000
53,778,350
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 3.5%
Graphic Packaging International, Inc., 8.50%, 08/15/2011	$ 5,000,000	$ 5,550,000
Jefferson Smurfit Group, 7.50%, 06/01/2013	2,000,000	2,080,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	6,000,000	6,547,500
Stone Container Corp., 9.75%, 02/01/2011	6,250,000	6,968,750
21,146,250
Metals & Mining 2.7%
Massey Energy Co., 6.625%, 11/15/2010	6,250,000	6,312,500
Peabody Energy Corp.:
5.875%, 04/15/2016	2,600,000	2,431,000
6.875%, 03/15/2013	3,120,000	3,260,400
U.S. Steel Corp., 10.75%, 08/01/2008	3,900,000	4,582,500
16,586,400
Paper & Forest Products 1.2%
Georgia Pacific Corp.:
8.125%, 05/15/2011	3,500,000	3,963,750
9.125%, 07/01/2022	3,000,000	3,096,300
7,060,050
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 1.1%
Insight Midwest LP, 10.50%, 11/01/2010	6,250,000	6,843,750
Wireless Telecommunications Services 2.4%
Nextel Communications, Inc.:
5.95%, 03/15/2014	1,250,000	1,181,250
6.875%, 10/31/2013	2,280,000	2,314,200
7.375%, 08/01/2015	5,000,000	5,218,750
Rogers Wireless, Inc., 6.375%, 03/01/2014 144A	5,450,000	5,150,250
Rural Cellular Corp., 8.25%, 03/15/2012 144A	600,000	622,500
14,486,950
UTILITIES 0.8%
Gas Utilities 0.2%
Western Gas Resources, Inc., 10.00%, 06/15/2009	1,500,000	1,582,500
Multi-Utilities & Unregulated Power 0.6%
Reliant Resources, Inc.:
9.25%, 07/15/2010	1,700,000	1,827,500
9.50%, 07/15/2013	1,625,000	1,771,250
3,598,750
Total Corporate Bonds (cost $538,533,520)		560,592,150
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2004

	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 1.1%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Rogers Cablesystems, Ltd., 11.00%, 12/01/2015	$ 1,250,000	$ 1,448,438
MATERIALS 0.5%
Paper & Forest Products 0.5%
Millar Western Forest Products, 7.75%, 11/15/2013 144A	2,705,000	2,853,775
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunications Services 0.4%
Rogers Cantel, Inc., 9.75%, 06/01/2016	2,300,000	2,679,500
Total Yankee Obligations-Corporate (cost $6,662,905)		6,981,713

	Shares	Value

SHORT-TERM INVESTMENTS 5.2%
MUTUAL FUND SHARES 5.2%
Evergreen Institutional Money Market Fund (o) ## (cost $31,124,748)	31,124,748	31,124,748
Total Investments (cost $576,321,173) 99.2%		598,698,611
Other Assets and Liabilities 0.8%		4,759,533
Net Assets 100.0%		$ 603,458,144

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of the Trustees.
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004

Assets
Investments in securities, at value (cost $576,321,173)	$ 598,698,611
Receivable for securities sold	2,894,638
Receivable for Fund shares sold	333,866
Interest receivable	14,280,789
Prepaid expenses and other assets	188,618

Total assets	616,396,522

Liabilities
Dividends payable	1,959,800
Payable for securities purchased	10,539,906
Payable for Fund shares redeemed	340,338
Advisory fee payable	24,689
Distribution Plan expenses payable	118
Due to other related parties	5,412
Accrued expenses and other liabilities	68,115

Total liabilities	12,938,378

Net assets	$ 603,458,144

Net assets represented by
Paid-in capital	$ 646,860,622
Overdistributed net investment income	(935,394)
Accumulated net realized losses on securities	(64,844,522)
Net unrealized gains on securities	22,377,438

Total net assets	$ 603,458,144

Net assets consists of
Class I	$ 597,677,508
Class IS	5,780,636

Total net assets	$ 603,458,144

Shares outstanding
Class I	62,804,167
Class IS	607,426

Net asset value per share
Class I	$ 9.52
Class IS	$ 9.52

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended April 30, 2004

Investment income
Interest	$ 45,675,106

Expenses
Advisory fee	2,881,565
Distribution Plan expenses	11,595
Administrative services fee	575,909
Transfer agent fees	50,957
Trustees' fees and expenses	15,057
Printing and postage expenses	25,011
Custodian and accounting fees	155,878
Registration and filing fees	57,147
Professional fees	29,254
Other	47,875

Total expenses	3,850,248
Less: Expense reductions	(3,861)

Net expenses	3,846,387

Net investment income	41,828,719

Net realized and unrealized gains or losses on securities
Net realized gains on securities	7,605,826
Net change in unrealized gains or losses on securities	2,970,740

Net realized and unrealized gains or losses on securities	10,576,566

Net increase in net assets resulting from operations	$ 52,405,285

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2004		2003

Operations
Net investment income		$ 41,828,719		$ 17,889,916
Net realized gains or losses on securities		7,605,826		(3,416,285)
Net change in unrealized gains or losses on securities		2,970,740		8,992,495

Net increase in net assets resulting from operations		52,405,285		23,466,126

Distributions to shareholders from
Net investment income
Class I		(41,463,117)		(17,773,498)
Class IS		(323,548)		(25,229)

Total distributions to shareholders		(41,786,665)		(17,798,727)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	22,331,491	210,788,975	27,137,552	246,047,764
Class IS	349,515	3,303,561	294,157	2,668,800

		214,092,536		248,716,564

Net asset value of shares issued in reinvestment of distributions
Class I	1,985,868	18,764,765	934,935	8,494,460
Class IS	21,805	206,628	1,418	12,979

		18,971,393		8,507,439

Payment for shares redeemed
Class I	(22,809,327)	(216,128,699)	(6,963,809)	(63,014,711)
Class IS	(277,910)	(2,641,272)	(186,577)	(1,717,980)

		(218,769,971)		(64,732,691)

Net asset value of shares issued in acquisition
Class I	21,406,249	200,845,891	0	0
Class IS	404,909	3,799,095	0	0

		204,644,986		0

Net increase in net assets resulting from capital share transactions		218,938,944		192,491,312

Total increase in net assets		229,557,564		198,158,711
Net assets
Beginning of period		373,900,580		175,741,869

End of period		$ 603,458,144		$ 373,900,580

Overdistributed net investment income		$ (935,394)		$ (677,505)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

17

NOTES TO FINANCIAL STATEMENTS continued

accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.50% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

18

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit High Yield Bond Fund in a tax-free exchange for Class I and Class IS shares of the Fund. Shares were issued to Class I and Class IS shares of Evergreen Offit High Yield Bond Fund at an exchange ratio of 0.71 and 0.71 for Class I and Class IS shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $5,041,345. The aggregate net assets of the Fund and Evergreen Offit High Yield Bond Fund immediately prior to the acquisition were $415,130,316 and $204,644,986, respectively. The aggregate net assets of the Fund immediately after the acquisition were $619,775,302.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $386,508,528 and $346,399,765, respectively, for the year ended April 30, 2004.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $576,393,986. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,408,983 and $9,104,358, respectively, with a net unrealized appreciation of $22,304,625.

As of April 30, 2004, the Fund had $64,771,709 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010	2011

$ 10,376,199	$ 18,613,706	$ 9,106,702	$ 10,789,653	$ 14,667,725	$ 1,217,724

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2004, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 935,394	$ 22,304,625	$ 64,771,709

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the years ended April 30, 2004 and April 30, 2003 were $41,786,665 and $17,798,727, respectively, of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2004 , the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Select High Yield Bond Fund, as of April 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
June 4, 2004

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566666 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only. (For annuals update the items below in blue and remove the prior sentence, for semiannuals remove this sentence along with all information up to but not including Item 5 and just leave the prior sentence.)

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 3 series of the Registrant's annual financial statements for the fiscal years ended April 30, 2003 and April 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$152,909	$182,500

Audit-related fees (1)	16,495	0
Audit and audit-related fees	169,404	182,500

Tax fees (2)	28,515	19,338

All other fees	0	0

Total fees	$197,919	$201,838

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 6/25/2004